15 Judicial Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Judicial deposits	R$ 486,746	R$ 504,190
Labor Claims [member]
Disclosure of fair value measurement of assets [line items]
Judicial deposits	72,263	85,187
Taxes Claims [member]
Disclosure of fair value measurement of assets [line items]
Judicial deposits	346,659	351,402
Civil [member]
Disclosure of fair value measurement of assets [line items]
Judicial deposits	67,641	60,233
Civil [member] | Customers [member]
Disclosure of fair value measurement of assets [line items]
Judicial deposits	3,479	1,897
Civil [member] | Easements [member]
Disclosure of fair value measurement of assets [line items]
Judicial deposits	7,156	5,076
Civil [member] | Civil [member]
Disclosure of fair value measurement of assets [line items]
Judicial deposits	57,006	53,260
Others [member]
Disclosure of fair value measurement of assets [line items]
Judicial deposits	R$ 183	R$ 7,368